Submission	Sep. 14, 2026
Submission [Line Items]
Central Index Key	0001039684
Registrant Name	ONEOK INC /NEW/
Registration File Number	333-296919
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES